Loans and borrowings - Summary of Maturities of Loans and borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Loans and borrowings maturity	$ 1,163,900	$ 1,060,765
2021 [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings maturity	127,946
2022 [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings maturity	116,767
2023 [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings maturity	96,132
2024 [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings maturity	158,459
2025 [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings maturity	375,385
Thereafter [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings maturity	$ 289,211